Cash And Cash Equivalents And Investments (Summary Of Cash And Cash Equivalents And Investments By Balance Sheet Classification) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Cash And Cash Equivalents And Investments [Abstract]
Cash and cash equivalents, Amortized Cost	$ 192,165		$ 356,533
Cash and cash equivalents, Fair Value	192,165	[1]	356,533	[1]
Short-term investments, Amortized Cost	36,688		90,159
Short-term investments, Fair Value	36,774	[1]	90,284	[1]
Long-term investments, Amortized Cost	24,964		45,271
Long-term investments, Fair Value	24,832	[1]	45,466	[1]
Total cash and cash equivalents and investments, Amortized Cost	253,817		491,963
Total cash and cash equivalents and investments, Fair Value	$ 253,771	[1]	$ 492,283	[1]

[1]	Please refer to Note 16 - Fair Value Measurements for details regarding fair value measurements.